REVENUES - Textual Information (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($) item	Dec. 31, 2021 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Power Credits	$ 3,800,000	$ 7,163,000	$ 0
Number of bitcoins held | item					2,441
Fair value of crypto assets			80,000,000
Gain on hedging			2,097,000
Galaxy Digital LP, on demand loan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of loan facility				$ 30,000,000
Number of bitcoins pledged as collateral for loans | item				1,504
Gain on hedging			$ 2,100,000